Portfolio of investments—May 31, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 75.36%
FHLMC (30 Day Average U.S. SOFR+2.13%)±	4.24%	6-1-2052	$3,925,250	$3,717,008
FHLMC (RFUCCT1Y+1.62%)±	6.13	2-1-2046	16,041,326	16,330,217
FHLMC (RFUCCT1Y+1.62%)±	6.18	8-1-2046	4,042,602	4,108,214
FHLMC (RFUCCT1Y+1.63%)±	3.80	2-1-2050	6,953,217	6,879,821
FHLMC Series 4272 Class FD (30 Day Average U.S. SOFR+0.46%)±	5.79	11-15-2043	1,622,107	1,595,504
FHLMC Series 4273 Class PF (30 Day Average U.S. SOFR+0.51%)±	5.84	11-15-2043	1,801,178	1,768,329
FHLMC Series 4281 Class FA (30 Day Average U.S. SOFR+0.51%)±	5.84	12-15-2043	1,280,188	1,257,320
FHLMC Series 4683 Class EA	2.50	5-15-2047	4,649,436	4,309,010
FHLMC Series 5335 Class FB (30 Day Average U.S. SOFR+0.81%)±	6.14	10-15-2039	1,981,900	1,981,648
FHLMC Series 5399 Class FB (30 Day Average U.S. SOFR+0.90%)±	6.22	4-25-2054	5,255,758	5,250,710
FNMA	3.00	8-1-2036	2,579,020	2,399,024
FNMA	3.00	11-1-2039	3,461,197	3,192,997
FNMA	3.50	7-1-2043	1,810,373	1,686,970
FNMA	4.00	3-1-2031	1,825,297	1,796,482
FNMA	4.00	2-1-2034	1,758,832	1,684,617
FNMA	4.00	6-1-2038	3,834,063	3,711,819
FNMA (1 Year Treasury Constant Maturity+2.05%)±	3.93	3-1-2049	2,151,944	2,114,954
FNMA (RFUCCT1Y+1.58%)±	6.07	6-1-2045	457,586	466,639
FNMA (RFUCCT1Y+1.58%)±	6.42	1-1-2046	504,512	513,029
FNMA (RFUCCT1Y+1.61%)±	3.45	7-1-2049	17,162,904	16,229,584
FNMA Series 2008-7 Class FA (30 Day Average U.S. SOFR+0.56%)±	5.89	2-25-2038	337,648	334,452
FNMA Series 2010-111 Class KF (30 Day Average U.S. SOFR+0.51%)±	5.84	10-25-2040	4,077,018	4,035,582
FNMA Series 2011-47 Class GF (30 Day Average U.S. SOFR+0.68%)±	6.01	6-25-2041	6,712,902	6,650,096
FNMA Series 2011-55 Class FH (30 Day Average U.S. SOFR+0.55%)±	5.88	6-25-2041	2,100,029	2,069,440
FNMA Series 2011-58 Class F (30 Day Average U.S. SOFR+0.58%)±	5.91	7-25-2041	1,570,978	1,550,949
FNMA Series 2012-9 Class CF (30 Day Average U.S. SOFR+0.56%)±	5.89	2-25-2042	6,979,883	6,879,193
FNMA Series 2014-74 Class FC (30 Day Average U.S. SOFR+0.51%)±	5.84	11-25-2044	975,063	950,277
FNMA Series 2016-10 Class FA (30 Day Average U.S. SOFR+0.46%)±	5.79	3-25-2046	1,291,610	1,267,989
FNMA Series 2016-3 Class FB (30 Day Average U.S. SOFR+0.46%)±	5.79	2-25-2046	3,091,602	3,063,262
FNMA Series 2016-69 Class DF (30 Day Average U.S. SOFR+0.51%)±	5.84	10-25-2046	1,043,942	1,028,413
FNMA Series 2016-81 Class FA (30 Day Average U.S. SOFR+0.46%)±	5.79	11-25-2046	1,454,438	1,429,000
FNMA Series 2016-90 Class FA (30 Day Average U.S. SOFR+0.51%)±	5.84	12-25-2046	3,348,453	3,296,168
FNMA Series 2017-11 Class FA (30 Day Average U.S. SOFR+0.51%)±	5.84	3-25-2047	1,434,144	1,407,619
FNMA Series 2017-35 Class MC	2.63	12-25-2044	5,776,619	5,418,615
FNMA Series 2017-82 Class FE (30 Day Average U.S. SOFR+0.36%)±	5.69	10-25-2047	4,944,198	4,894,801
FNMA Series 2017-9 Class EF (30 Day Average U.S. SOFR+0.51%)±	5.84	3-25-2047	1,548,985	1,522,229
FNMA Series 2018-1 Class FA (30 Day Average U.S. SOFR+0.36%)±	5.69	2-25-2048	2,310,081	2,256,646
FNMA Series 2018-1 Class FB (30 Day Average U.S. SOFR+0.36%)±	5.69	2-25-2048	6,495,508	6,357,036
FNMA Series 2019-35 Class FA (30 Day Average U.S. SOFR+0.51%)±	5.84	7-25-2049	1,188,098	1,158,054
FNMA Series 2020-37 Class DA	1.50	6-25-2050	1,722,622	1,466,934
FNMA Series 2023-38 Class FC (30 Day Average U.S. SOFR+0.66%)±	5.99	6-25-2040	1,970,136	1,951,162
FNMA Series 2023-38 Class FD (30 Day Average U.S. SOFR+0.86%)±	6.19	10-25-2039	3,940,387	3,918,721
GNMA Series 2016-167 Class AC	2.25	3-20-2039	2,084,758	1,892,018
Total agency securities (Cost $148,808,926)				145,792,552
Asset-backed securities: 4.94%
Hyundai Auto Lease Securitization Trust Series 2023-C Class A4144A	5.84	9-15-2027	1,079,000	1,084,900
See accompanying notes to portfolio of investments
Allspring Short Duration Government Bond Fund | 1

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Navient Private Education Refinance Loan Trust Series 2020-GA Class A144A	1.17%	9-16-2069	$943,576	$848,511
Nelnet Student Loan Trust Series 2004-4 Class A5 (90 Day Average U.S. SOFR+0.42%)±	5.77	1-25-2037	924,083	917,464
SBNA Auto Receivables Trust Series 2024-A Class A3144A	5.32	12-15-2028	1,060,000	1,055,955
SFS Auto Receivables Securitization Trust Series 2024-1A Class A4144A	4.94	1-21-2031	1,055,000	1,042,321
SoFi Professional Loan Program LLC Series 2020-C Class AFX144A	1.95	2-15-2046	488,956	445,012
Synchrony Card Funding LLC Series 2024-A1 Class A	5.04	3-15-2030	1,054,000	1,047,043
T-Mobile U.S. Trust Series 2024-1A Class A144A	5.05	9-20-2029	1,048,000	1,041,209
WF Card Issuance Trust Series 2024-A1 Class A	4.94	2-15-2029	1,060,000	1,055,643
World Financial Network Credit Card Master Trust Series 2024-A Class A	5.47	2-17-2031	1,026,000	1,029,484
Total asset-backed securities (Cost $9,734,721)				9,567,542
Non-agency mortgage-backed securities: 1.74%
Angel Oak Mortgage Trust Series 2020-5 Class A1144A±±	1.37	5-25-2065	449,903	416,681
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1144A	2.88	7-25-2049	374,331	353,073
BX Commercial Mortgage Trust Series 2021-VOLT Class A (U.S. SOFR 1 Month+0.81%)144A±	6.13	9-15-2036	1,489,000	1,478,816
Citigroup Commercial Mortgage Trust Series 2014-GC25 Class AAB	3.37	10-10-2047	10,686	10,668
Verus Securitization Trust Series 2019-4 Class A1144A	3.64	11-25-2059	126,318	122,457
Verus Securitization Trust Series 2019-INV3 Class A1144A±±	3.69	11-25-2059	265,005	256,874
Verus Securitization Trust Series 2021-3 Class A1144A±±	1.05	6-25-2066	864,321	720,537
Total non-agency mortgage-backed securities (Cost $3,579,681)				3,359,106
U.S. Treasury securities: 11.29%
U.S. Treasury Notes	1.13	10-31-2026	1,156,000	1,060,856
U.S. Treasury Notes	4.50	5-15-2027	492,000	489,694
U.S. Treasury Notes	4.63	2-28-2026	267,000	265,550
U.S. Treasury Notes	4.88	11-30-2025	8,000,000	7,981,875
U.S. Treasury Notes	4.88	4-30-2026	11,669,000	11,664,898
U.S. Treasury Notes	4.88	5-31-2026	372,000	372,058
Total U.S. Treasury securities (Cost $21,847,372)				21,834,931

		Yield	Shares
Short-term investments: 7.32%
Investment companies: 7.32%
Allspring Government Money Market Fund Select Class♠∞		5.24	14,159,389	14,159,389
Total short-term investments (Cost $14,159,389)				14,159,389
Total investments in securities (Cost $198,130,089)	100.65%			194,713,520
Other assets and liabilities, net	(0.65)			(1,249,346)
Total net assets	100.00%			$193,464,174

See accompanying notes to portfolio of investments
2 | Allspring Short Duration Government Bond Fund

Portfolio of investments—May 31, 2024 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,619,516	$131,345,083	$(121,805,210)	$0	$0	$14,159,389	14,159,389	$279,226
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	451	9-30-2024	$91,913,112	$91,870,110	$0	$(43,002)
Short
Ultra 10-Year U.S. Treasury Notes	(50)	9-19-2024	(5,623,615)	(5,601,563)	22,052	0
5-Year U.S. Treasury Notes	(140)	9-30-2024	(14,830,417)	(14,811,562)	18,855	0
					$40,907	$(43,002)
See accompanying notes to portfolio of investments
Allspring Short Duration Government Bond Fund | 3

Notes to portfolio of investments—May 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
4 | Allspring Short Duration Government Bond Fund

Notes to portfolio of investments—May 31, 2024 (unaudited)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$145,792,552	$0	$145,792,552
Asset-backed securities	0	9,567,542	0	9,567,542
Non-agency mortgage-backed securities	0	3,359,106	0	3,359,106
U.S. Treasury securities	21,834,931	0	0	21,834,931
Short-term investments
Investment companies	14,159,389	0	0	14,159,389
	35,994,320	158,719,200	0	194,713,520
Futures contracts	40,907	0	0	40,907
Total assets	$36,035,227	$158,719,200	$0	$194,754,427
Liabilities
Futures contracts	$43,002	$0	$0	$43,002
Total liabilities	$43,002	$0	$0	$43,002
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of May 31, 2024, $1,174,000 was segregated as cash collateral for these open futures contracts.
At May 31, 2024, an agency security with a market value of $3,918,721 was transferred from Level 3 to Level 2 due to an increase in the number of market contributors.
Allspring Short Duration Government Bond Fund | 5